SHARE-BASED PAYMENTS	6 Months Ended
Jun. 30, 2022
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

NOTE 5 - SHARE-BASED PAYMENTS:

c. The following is information on options granted during the six months ended June 30, 2022:

	Number of options granted
		Exercise	Fair value of
		price for 1	options on date of
	According to the Award Plan	ADS ($)	grant in U.S. dollars
Date of BoD	of the Company(1)	($)	in thousands (2)
January 2022	5,000	2.45	7
March 2022	6,000	1.67	6
	11,000		13

1)The options will vest as follows: for directors, employees and consultants of the Company and the Company's subsidiary who had provided services exceeding one year as of the grant date, options will vest in 16 equal quarterly installments over a four-year period. For directors, employees and consultants of the Company and the Company's subsidiary who had not provided services exceeding one year as of the grant date, the options will vest as follows: 1/4 of the options will vest one year following the grant date and the rest over 12 equal quarterly installments. During the contractual term, the options will be exercisable, either in full or in part, from the vesting date until the end of 10 years from the date of grant.

2)The fair value of the options was computed using the binomial model and the underlying data used was mainly the following:  price of the Company's ADS: $1.67 - $2.45, expected volatility: 66.94% - 67.21%, risk-free interest rate: 1.73% - 1.78% and the expected term was derived based on the contractual term of the options, the expected exercise behavior and expected post-vesting forfeiture rates.
3)During the three months ended June 30, 2022, approximately 1 million options and RSUs were forfeited, resulting in approximately $1.7 million in reversed expenses.

d.The following is information on RSUs granted during the six months ended June 30, 2022:

				Fair value of
	Number of RSUs granted			options on date of
	According to the Award Plan of the Company			grant in U.S. dollars
Date of BoD	Other than to Directors	To directors (3)	Total	in thousands
January 2022 (1)	1,920,500	140,000	2,060,500	5,712
March 2022 (1)	96,000	—	96,000	160
April 2022(1)	35,000	—	35,000	87
June 2022 (2)	2,038,500	165,000	2,203,500	1,895
Total	4,090,000	305,000	4,395,000	7,854

1)The RSUs vest as follows: 50% of RSUs will vest one year following the grant and 50% will vest two years following the grant.

2)The RSUs vest in 12 qual quarterly installments over three year-period.

3)The general meeting of the Company’s shareholders held on May 13, 2022 (the “May 2022 AGM”), subsequent to approval of the Company’s BoD in January 2022, approved the grant of 140,000 RSUs under the Company’s Award plan to directors and to the Company's Chief Executive Officer in the same terms. The fair value of these RSUs on the date of grant was $0.1 million.

In addition, In June 2022 the Company’s BoD, approved the grant of 165,000 RSUs under the Company’s Award plan to directors and to the Company's Chief Executive Officer in the same terms subject to the Annual general meeting approval.  The fair value of these RSUs on the date of approval was $0.1 million.